Intangible assets and goodwill - Amortization of intangible assets (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Intangible assets and goodwill
Amortization of intangible assets	€ 112,773	€ 107,517	€ 101,104